DISCONTINUED OPERATIONS - Operating Results (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 7,683,000,000	$ 6,803,000,000	$ 6,375,000,000
Direct operating costs	(6,794,000,000)	(6,163,000,000)	(5,983,000,000)
General and administrative expenses	(268,000,000)	(203,000,000)	(167,000,000)
Interest expense, net	(878,000,000)	(523,000,000)	(210,000,000)
Equity accounted income (loss), net	3,000,000	8,000,000	3,000,000
Impairment expense, net	(606,000,000)	(21,000,000)	0
Gain on acquisitions/dispositions, net	87,000,000	0	0
Other income (expense), net	126,000,000	(75,000,000)	(1,000,000)
Income (loss) before income tax from continuing operations	(911,000,000)	662,000,000	17,000,000
Net income (loss)	2,829,000,000	1,076,000,000	93,000,000
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	3,506,000,000	3,795,000,000	3,274,000,000
Direct operating costs	(3,087,000,000)	(3,303,000,000)	(2,818,000,000)
General and administrative expenses	(176,000,000)	(169,000,000)	(115,000,000)
Interest expense, net	(246,000,000)	(219,000,000)	(191,000,000)
Equity accounted income (loss), net	1,000,000	5,000,000	2,000,000
Impairment expense, net	(3,000,000)	0	0
Gain on acquisitions/dispositions, net	3,916,000,000	0	0
Other income (expense), net	(115,000,000)	(100,000,000)	(88,000,000)
Income (loss) before income tax from continuing operations	3,796,000,000	9,000,000	64,000,000
Current and deferred taxes	16,000,000	371,000,000	17,000,000
Net income (loss)	$ 3,812,000,000	$ 380,000,000	$ 81,000,000